Stockholders' Deficit (Details) - USD ($)													1 Months Ended						3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 06, 2021	Jun. 04, 2021	Jun. 02, 2021	May 01, 2021	Dec. 30, 2020	Dec. 30, 2020	Dec. 15, 2020	Mar. 07, 2020	Jan. 08, 2020	Dec. 03, 2019	Jul. 11, 2019	Jul. 02, 2019	Mar. 10, 2021	Jan. 20, 2021	Dec. 23, 2020	Dec. 31, 2019	Oct. 21, 2019	Jul. 16, 2019	Mar. 23, 2021	Sep. 19, 2019	Nov. 06, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Mar. 17, 2021	Dec. 24, 2020	Nov. 23, 2020	Jun. 24, 2019
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																10,000,000						10,000,000		10,000,000	10,000,000
Warrants to purchase shares of common stock (in Shares)																								120,000
Proceeds form issuance of preferred stock												$ 5,585,594
Decreased by additional paid in capital										$ 754,914	$ 296,746	$ 296,746
Shares of common stock issued (in Shares)																									80,000,000
Common stock description																				Accordingly, Series A Preferred Stock was decreased by $3,137,248, common stock was increased by the par value of the common shares issued of $80,000, common stock to be issued was increased by the par value of the common shares to be issued $903,824, and additional paid in capital was increased by $2,153,424.					Accordingly, Series A Preferred Stock was decreased by $3,137,248, common stock was increased by the par value of the common shares issued of $80,000, common stock to be issued was increased by the par value of the common shares to be issued of $903,824 and additional paid in capital was increased by $2,153,424.
Increased by convertible notes payable					$ 5,775,767	$ 5,775,767				3,500,000												$ 493
Decreased in derivative liability										2,012,420
Increase in derivative liabilities										$ 54,364
Preferred stock, shares outstanding (in Shares)																								0
Additional paid-in capital																$ 721,366									$ 721,366
Shares of preferred stock for services, value																						$ 166,855
Preferred stock description															the Company issued an aggregate of 16.05 shares of Series X Preferred Stock for aggregate proceeds of $321,000. Upon each issuance of Series X shares, the conversion price was less than the Company’s stock price. Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $454,200 upon issuance of the Series X preferred shares. The resulting amortization of the preferred stock discount of $46,448 is recognized as a deemed dividend in the accompanying statement of operations. The preferred stock discount is being amortized over 120 days, which is the maximum amount of time the Company has to conduct a stockholder vote to increase the Company’s authorized shares.
Restricted Stock, Value, Shares Issued Net of Tax Withholdings					13,095,636
Net of debt discount					$ 133,608
Common stock, shares authorized (in Shares)																500,000,000								500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)																$ 0.001						$ 0.001		$ 0.001	$ 0.001
Aggregate of common stock issued (in Shares)																									1,591,240
Common stock to be issued interest expense																									$ 36,830
True-up provision with a value																									$ 22,213
Additional shares to be issued (in Shares)																									2,550,000
Additional paid-in capital																$ 151,364,371						$ 306,046,151		$ 283,024,527	$ 151,364,371
Fair value of the common shares issued																									437,400
Common shares issued amount																									9,000
Additional paid in capital								$ 69																	428,400
Decreased of retained earnings																									$ 437,400
Aggregate loss on conversion																			$ 38,500
Stockholder returned (in Shares)								69,000
Decrease in common stock																								120
Increase decrease in accounts payable and accrued expenses																								$ 6,000
Common stock, shares issued (in Shares)																384,266,948						499,871,337		493,726,405	384,266,948
Aggregate beneficial conversion feature
Unamortized debt discount																						$ 15,862		$ 0
Convertible notes																						133,002	$ 370,755	370,755	1,732,318
Amortization of debt discount							$ 64,143
Preferred stock, stated value				$ 1,218,200
Convertible notes and accrued interest																								370,755	1,732,318
Derivative liabilities to the warrants.				936,405																						$ 300,424
Preferred stock, shares issued																								20,973,776
Additional paid-in capital																						5,898,848
Common stock to be issued																$ 944,660						906,374		907,380	$ 944,660
Accounts payable and accrued expenses																						$ 4,242,821		$ 4,948,890
Common stock. shares outstanding (in Shares)																384,266,948						499,871,337		493,726,405	384,266,948
Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																						10,000,000
Blank check preferred par value (in Dollars per share)																						$ 0.001
Preferred stock, par value (in Dollars per share)																						$ 0.001
Additional paid-in capital																$ 826,883									$ 826,883
Series Z agreement description																						On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a note payable agreement for$1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867 (See Note 15).
Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Warrants to purchase shares of common stock (in Shares)											26,000,000	26,000,000													1,555,160
Additional to be issued (in Shares)																									1,126,250
Derivative liabilities to the warrants.																			$ 1,396,283
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Convertible shares of common stock																2,950,000									$ 2,950,000
Warrants to purchase shares of common stock (in Shares)		971,562,497																						120,000
Decreased by additional paid in capital																								$ 5,880
Shares of common stock issued (in Shares)																				80,000,000					1,250,000
Shares of common stock (in Shares)																								72,368,457	5,553,191
Common stock description																								Accordingly, common stock was increased by the par value of the shares of common stock issued of $72,369 and additional paid in capital was increased by $298,386.
Convertible debt principal amount																								$ 92,964	$ 1,041,680
Increased by convertible notes payable																								882
Series preferred share (in Shares)																		1,000,000
Shares of preferred stock for services, value																						$ 2,175		72,369	$ 208,700
Common shares issued (in Shares)																						(1,485,000)			3,997,661
Accrued interest																40,131								$ 128	$ 40,131
Derivative liabilities		$ 74,134,327												$ 118,778
Net gain on settlement		74,134,327
Common stock, shares authorized (in Shares)																						1,200,000,000		500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)																								$ 0.001
Common shares to be issued (in Shares)																									80,000
Aggregate of common stock issued (in Shares)									37,160,000															72,368,457	3,997,661
Additional paid-in capital		$ 9,515														$ 3,998									$ 3,998
Issued of settlement warrant (in Shares)																									9,000,000
Fair value of the common shares issued																								$ 370,755	$ 37,160
Common shares issued amount																									111,174
Additional paid in capital								$ 69																298,386	1,583,984
Cash exercise of warrants for proceeds																									$ 172,950
Common stock issued in settlement of convertible debt shares (in Shares)																									111,174,464
Common stock to be issued (in Shares)																37,160,000									37,160,000
Aggregate fair value																									$ 1,732,318
Derivative liabilities	$ 166,855													133,002		$ 46,978								$ 278,545	46,978
Aggregate loss on conversion																$ 603,529									603,529
Common stock principal amount																									$ 141,333
Stockholder returned (in Shares)								69,000
Common stock, shares issued (in Shares)																384,266,948								493,726,405	384,266,948
Preferred shares conversion of common stock (in Shares)																						4,448,251	72,368,457	72,368,457	111,174,464
Aggregate beneficial conversion feature
Convertible notes														$ 13,345								$ 4,448	$ 72,369	$ 72,369	$ 111,174
Common stock par value (in Dollars per share)		$ 1,485																				$ 0.001
Aggregate of common stock issued (in Shares)			1,006,250						37,160,000					4,448,251
Common stock to be issued																								120
Accounts payable and accrued expenses																								$ 6,000
Loss on conversion														$ 880
Investor of common stock issued (in Shares)		1,485,000
Aggregate common stock value per share (in Shares)		0.0004
Common shares warrants cash payment (in Shares)		11,000
Aggregate shares of common stock (in Shares)	2,175,431
Common stock. shares outstanding (in Shares)																						499,871,337
Series A Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																6,000						6,000		6,000	6,000
Preferred stock, par value (in Dollars per share)																$ 0.001						$ 0.001		$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares issued (in Shares)											6,000	6,000				0	1,000					0		0	0
Preferred stock shares retired (in Shares)										2,800
Convertible debt principal amount										$ 3,500,000
Decreased of preferred stock										$ 2,745,086
Preferred stock, shares outstanding (in Shares)																0						0		0	0					2,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)												6,000
Preferred stock, par value (in Dollars per share)												$ 0.001
Convertible shares of common stock												$ 1,250
Per share price (in Dollars per share)												$ 0.05
Fair value of preferred stock											$ 5,882,340	$ 5,882,340
Proceeds form issuance of preferred stock											$ 5,585,594
Increased by convertible notes payable																$ 1,548,250									$ 1,548,250
Increase in derivative liabilities																$ 85,370									$ 85,370
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock (in Shares)																				903,823,564					903,823,564
Common stock issuable upon conversion of preferred stock (in Shares)																				3,200					3,200
Series B Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																2,000						2,000		2,000	2,000
Preferred stock, par value (in Dollars per share)																$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued (in Shares)																0						0		0	0
Preferred stock, shares outstanding (in Shares)																0						0		0	0
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																														2,000
Preferred stock, par value (in Dollars per share)																														$ 0.001
Convertible shares of common stock																														$ 1,250
Per share price (in Dollars per share)																														$ 0.05
Proceeds form issuance of preferred stock																					$ 1,407,500
Preferred stock shares retired (in Shares)																1,126
Convertible debt principal amount																$ 1,548,250
Decreased in derivative liability																$ 776,965									$ 776,965
Issued shares (in Shares)																					1,126
Decreased preferred stock, par value (in Dollars per share)																$ 1
Preferred shares conversion of common stock (in Shares)
Aggregate beneficial conversion feature
Convertible notes
Series C Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																1,000		1,000				1,000		1,000	1,000
Preferred stock, par value (in Dollars per share)																$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued (in Shares)																1,000						1,000		1,000	1,000
Preferred stock, shares outstanding (in Shares)																1,000						1,000		1,000	1,000
Series preferred share (in Shares)																		1,000
Shares of preferred stock for services, value																	$ 10,000
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																		1,000
Preferred stock, par value (in Dollars per share)																		$ 0.001
Shares of preferred stock for services, value
Common shares issued (in Shares)
Preferred shares conversion of common stock (in Shares)																		1,000
National exchange and other conditions (in Shares)																		1,000,000
Aggregate beneficial conversion feature
Convertible notes
Series X Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																100						100		100	100				100
Preferred stock, par value (in Dollars per share)																$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Convertible shares of common stock																													$ 20,000
Per share price (in Dollars per share)																													$ 0.002
Preferred stock, shares issued (in Shares)																0						26.05		16.05	0
Preferred stock, shares outstanding (in Shares)																0						26.05		16.05	0
Series X Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																													100
Preferred stock, par value (in Dollars per share)																													$ 0.0001
Convertible shares of common stock																													$ 20,000
Per share price (in Dollars per share)																													$ 0.002
Preferred stock shares retired (in Shares)															16.05
Convertible debt principal amount															$ 321,000
Preferred stock description													From February 16 to March 10, 2021, the Company issued an aggregate of 10.00 shares of Series X Preferred Stock for aggregate proceeds of $200,000.		Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $454,200 upon issuance of the Series X preferred shares with a $454,200 increase in Discount on preferred stock and a corresponding increase in additional paid-in capital. The preferred stock discount was amortized over 120 days commencing November 25, 2020 (the date of the initial issuance of the Series X preferred shares), which is the maximum amount of time the Company had to conduct a stockholder vote to increase the Company’s authorized shares. Amortization of the preferred stock discount of $46,448 was recognized as a deemed dividend for the year ended December 31, 2020. As of December 31, 2020, unamortized debt discount on Series X Preferred Stock was $407,752.
Aggregate beneficial conversion feature																						$ 2,852,500
Preferred shares increase in discount																						2,852,500
Deemed dividend																						3,260,252
Unamortized debt discount																						$ 0
Series Y Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)					1,000	1,000										1,000						1,000		1,000	1,000
Preferred stock, par value (in Dollars per share)					$ 0.001	$ 0.001										$ 0.001						$ 0.001		$ 0.001	$ 0.001
Convertible shares of common stock					$ 20,000	$ 20,000
Per share price (in Dollars per share)					$ 0.002	$ 0.002
Preferred stock, shares issued (in Shares)																0						720.515674		654.781794	0
Increased by convertible notes payable					$ 5,775,767	$ 5,775,767
Preferred stock, shares outstanding (in Shares)																0						720.515674		626.995464	0
Shares of preferred stock for services, value					$ 64,143
Preferred stock description					the Company’s Chief Financial Officer, in exchange for convertible notes of $3,172 (net of debt discount of $60,971), resulting in a loss on settlement of $60,971. Upon each issuance of Series Y shares, the conversion price was less than the Company’s stock price. Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $21,594,115 upon issuance of the Series Y preferred shares. The resulting amortization of the preferred stock discount of $1,028,091 is recognized as a deemed dividend in the accompanying statement of operations. The preferred stock discount is being amortized over 120 days, which is the maximum amount of time the Company has to conduct a stockholder vote to increase the Company’s authorized shares.
Common shares issued (in Shares)					654.781794
Net of debt discount						60,971
Accrued interest					$ 3,625,237	3,625,237
number of shares (in Shares)					14,765,624,721
Convertible notes and accrued interest					$ 92,934,419
Derivative liabilities					72,892,563
Net gain on settlement					$ 162,132,350	$ 60,971
Foregoing amounts (in Shares)					3.20716
Preferred stock issued (in Shares)																						0		27.786334
Preferred stock, stated value																												$ 64,143
Series Y Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized (in Shares)					1,000	1,000
Preferred stock, par value (in Dollars per share)					$ 0.001	$ 0.001
Convertible shares of common stock					$ 20,000	$ 20,000
Per share price (in Dollars per share)					$ 0.002	$ 0.002
Preferred stock, shares issued (in Shares)					654.781794	654.781794													4.82388								27.78633
Proceeds form issuance of preferred stock						$ 13,095,636
Shares of preferred stock for services, value				33,000		64,143													$ 38,500
Net of debt discount						133,608
Accrued interest				1,185,200	$ 3,625,237	3,625,237													77,205
Convertible notes and accrued interest						92,934,419
Derivative liabilities						72,892,563
Net gain on settlement				936,405		$ 162,132,350													3,917,734
Foregoing amounts (in Shares)						3.20716
Aggregate beneficial conversion feature																								$ 21,594,115
Preferred shares increase in discount																						$ 10,972,647		21,594,115
Unamortized debt discount																						0		20,566,024
Shares of common stock underlying the warrants (in Shares)						14,765,624,721
Convertible notes						$ 3,172
Amortization of debt discount																						31,538,671		$ 1,028,091
Preferred stock, stated value				1,218,200															$ 96,478
Warrants (in Shares)																			131,249,975
Convertible notes and accrued interest				936,405															$ 2,502,223
Preferred stock, shares issued				$ 60.91
Aggregate beneficial conversion feature																						$ 10,972,647
Preferred Stock Series Z [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																						$ 0.001
Convertible shares of common stock																						$ 20,000
Additional paid-in capital																						$ 6,530,867
Series preferred share (in Shares)																						500
Shares of preferred stock for services, value
Common shares issued (in Shares)
Common stock, shares authorized (in Shares)																						500
Preferred shares conversion of common stock (in Shares)
Convertible notes
Convertible preferred stock in percentage																						19.98%
Preferred stock value																						$ 1,000,000
Bearing Interest																						8.00%
Fair value amount																						$ 3,000,000
Additional paid-in capital																						$ 867,213
Investor warrants description																						On September 30, 2021, an investor owning warrants to purchase 156,250,079 common shares at $0.0004 per share entered into an agreement to cancel the aforementioned warrants in exchange for: (i) a cash payment of $1,000,000 received directly from the Chief Executive Officer; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,867.
Warrant to purchase price (in Shares)																						156,250,079
Common shares per unit (in Dollars per share)																						$ 0.0004
Derivative liability																						$ 5,750,067
Reduction in cash																						1,000,000
Debt equity value																						$ 1,780,800